SELECTED STATEMENT OF OPERATIONS DATA (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selling and marketing expenses:
Selling and marketing expenses	$ 1,173	$ 1,140	$ 1,694
Selling and Marketing Expense [Member]
Selling and marketing expenses:
Payroll and related expenses	949	963	1,459
Depreciation and amortization	4	3	8
Travel and conventions	123	79	108
Other	$ 97	$ 95	$ 119